Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Changes in Property and Equipment Account

Changes in property and equipment account for the years ended December 31, 2025 and 2024 are as follows:

	Cable and wire facilities	Central equipment	Network facilities	Building and lease improvement	Vehicles, furniture and other network equipment	Land and land improvements	IT systems and platforms	Security platforms	Property under construction	Total
	(in million pesos)
December 31, 2025
Net book value at beginning of the year	101,265	257	116,506	7,304	1,971	4,474	17,210	864	68,218	318,069
Additions (Note 4)	882	—	723	97	367	—	273	—	51,935	54,277
Disposals/retirements	(6)	—	(4)	(3)	(68)	(1)	—	—	—	(82)
Reclassification	11,158	—	23,581	7,141	448	(614)	6,977	258	(51,345)	(2,396)
Translation differences charged directly to cumulative translation adjustments	1	—	1	—	—	—	—	—	—	2
Depreciation and amortization (Note 3)	(10,483)	(103)	(24,626)	(759)	(725)	(53)	(4,850)	(282)	—	(41,881)
Net book value at end of the year	102,817	154	116,181	13,780	1,993	3,806	19,610	840	68,808	327,989
As at December 31, 2025
Cost	327,658	513	384,033	35,183	35,463	4,301	66,115	2,189	68,808	924,263
Accumulated depreciation, impairment and amortization	(224,841)	(359)	(267,852)	(21,403)	(33,470)	(495)	(46,505)	(1,349)	—	(596,274)
Net book value	102,817	154	116,181	13,780	1,993	3,806	19,610	840	68,808	327,989

December 31, 2024
Net book value at beginning of the year	81,227	384	101,941	7,979	3,654	4,122	18,794	1,162	67,840	287,103
Additions (Note 4)	86	—	70	31	397	—	598	—	69,730	70,912
Disposals/retirements	—	—	(19)	(1)	(234)	—	(1)	(129)	—	(384)
Reclassification	31,435	—	33,692	542	(809)	456	5,561	202	(69,167)	1,912
Translation differences charged directly to cumulative translation adjustments	1	—	—	—	1	—	—	—	—	2
Adjustments	—	(25)	—	—	25	—	—	—	(185)	(185)
Impairment losses recognized during the year	—	—	—	—	—	—	—	(67)	—	(67)
Depreciation and amortization (Note 3)	(11,484)	(102)	(19,178)	(1,247)	(1,063)	(104)	(7,742)	(304)	—	(41,224)
Net book value at end of the year	101,265	257	116,506	7,304	1,971	4,474	17,210	864	68,218	318,069
As at December 31, 2024
Cost	316,803	532	362,387	27,884	36,467	4,960	56,418	1,930	68,218	875,599
Accumulated depreciation, impairment and amortization	(215,538)	(275)	(245,881)	(20,580)	(34,496)	(486)	(39,208)	(1,066)	—	(557,530)
Net book value	101,265	257	116,506	7,304	1,971	4,474	17,210	864	68,218	318,069

Summary of Estimated Useful Lives of Property and Equipment

As at December 31, 2025, the estimated useful lives of our property and equipment are as follows:

Cable and wire facilities(1)	5 – 25 years
Central equipment(2)	10 years
Network facilities	3 – 20 years
Buildings	25 – 50 years
Vehicles, furniture and other network equipment	3 – 15 years
Land improvements	10 years
IT systems and platforms(3)	3 – 20 years
Security platforms	3 – 5 years
Leasehold improvements	3 – 10 years or the term of the lease, whichever is shorter

(1) As at December 31, 2024, the estimated useful life ranged from 5-15 years.

(2) As at December 31, 2024, the estimated useful life ranged from 3-15 years.

(3) As at December 31, 2024, the estimated useful life ranged from 3-5 years.

Summary of Completed Sales

The following summarizes the completed sale of Smart and DMPI telecom towers as at December 31, 2025:

Closing Date	Number of Tower Assets Sold	Cash Consideration	Gain on Sale and Leaseback
		(in million pesos)	(in million pesos)
2022	4,665	60,492	25,234
2023	1,705	22,465	7,467
2024	356	4,362	1,471
2025	89	1,068	859
	6,815	88,387	35,031	(1)

(1) Gross of related transaction costs.